Guarantees (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Type of Guarantee
Maximum potential amount of undiscounted future payments	$ 45,000,000,000	$ 52,000,000,000
Amount of related liability	186,000,000	194,000,000
Card and Travel Operations [Member]
Type of Guarantee
Maximum potential amount of undiscounted future payments	44,000,000,000	51,000,000,000
Amount of related liability	93,000,000	96,000,000
Other Guarantees [Member]
Type of Guarantee
Maximum potential amount of undiscounted future payments	1,000,000,000	1,000,000,000
Amount of related liability	$ 93,000,000	$ 98,000,000